September 08, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Discovery Premier Group Variable Contract Account, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the semi-annual reports made with the Commission by the underlying mutual funds within this group variable annuity. In addition, we incorporate by reference the following semi-annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0001193125-14-319604
	Date of Filing:	2014-08-25

	Share Class:	Series I

Invesco V.I. Core Equity Fund
Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Government Securities Fund
Invesco V.I. International Growth Fund

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.:	0000825316
	Accession No.:	0001193125-14-317026
	Date of Filing:	2014-08-21

	Share Class:	Class A

AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0000814680-14-000038
	Date of Filing:	2014-08-21

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.:	0001084060
	Accession No.:	0001084060-14-000010
	Date of Filing:	2014-08-25

	Share Class:	N/A

Davis Value Portfolio

6.	Filer/Entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-14-002798
	Date of Filing:	2014-09-08

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

7.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-14-000014
	Date of Filing:	2014-08-14

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

8.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-14-333344
	Date of Filing:	2014-09-05

	Share Class:	Class 1

Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund

9.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0000950123-14-009517
	Date of Filing:	2014-08-29

	Share Class:	Institutional

Enterprise Portfolio
Global Research Portfolio

10.	Filer/Entity:	MFS® Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.:	0000918571
	Accession No.:	0001193125-14-324689
	Date of Filing:	2014-08-28

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Growth Stock Series
MFS® Investors Trust Series
MFS® Research Bond Series
MFS® Total Return Series

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.:	0001047304
	Accession No.:	0001193125-14-325509
	Date of Filing:	2014-08-28

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity:	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-14-323684
	Date of Filing:	2014-08-27

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio

High Yield Bond Portfolio
Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

13.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0001206774-14-002638
	Date of Filing:	2014-08-20

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel